TCW/DW LATIN AMERICAN GROWTH FUND                 Two World Trade Center,
LETTER TO THE SHAREHOLDERS July 31, 1998          New York, New York 10048



DEAR SHAREHOLDER:

Latin American equity markets suffered declines overall during the six months ended July 31, 1998. This downturn was due in part to concerns about the persistent weakness of the Japanese yen, and the recessionary fallout from the Asian currency crisis. Investors have also been concerned about the impact of lower commodity prices on current account and fiscal deficits, which have dampened the region's near-term economic outlook. Regional economic growth is expected to slow to around 3.0 percent in 1998, down from 5.2 percent in 1997.


PERFORMANCE AND PORTFOLIO COMPOSITION

In this depressed market environment, TCW/DW Latin American Growth Fund's Class B shares posted a total return of -5.05 percent during the six months ended July 31, 1998. During the same time period the IFC Investable Latin America Total Return Index returned -4.73 and the Lipper Latin American Funds Average returned -4.79 percent. For the same period, the Fund's Class A, C and D shares had total returns of -4.70 percent, -5.12 percent and -4.61 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

Investment decisions for the Fund are made by its investment adviser, TCW Funds Management, Inc. (TCW), an affiliate of Trust Company of the West. In terms of country allocation, the Fund's assets as of July 31, 1998 were invested 40.0 percent in Brazil, 37.7 percent in Mexico, 10.0 percent in Argentina, 3.5 percent in Chile, 3.3 percent in Colombia and
1.6 percent in Peru. At the end of the period the Fund held a cash position of
2.9 percent. The Fund eliminated its position in Venezuela over the period.


LATIN AMERICAN MARKET OVERVIEW

At the beginning of this year, investor concerns were focused on the ability of Latin American economies to post solid economic growth given

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS July 31, 1998, continued

the fallout from Asia and subsequently the possibility of declining exports. The decline in oil prices and continued weakness of the Japanese yen and other emerging market currencies has since exacerbated these concerns. However, the announcement of a coordinated intervention by the U.S. and Japan to support the yen, together with expectations of an emergency loan facility for Russia, helped Latin American stocks stabilize toward the end of the reporting period.


BRAZIL

The Brazilian equity market went through a volatile period during the six months ended July 31, 1998, but ended the period up 6.4 percent in U.S. dollar terms. Investors have been concerned about data pointing toward excessive fiscal spending. In spite of these concerns, the central bank of Brazil reduced interest rates by over 1100 basis points -- from 32.3 percent to 21.0 percent -- due to its strong international reserve position, which exceeded $75 billion in the second quarter. The highlight of the period was the sale of the Brazilian government's controlling stake in its telecommunications company, Telebras (18.77 percent of net assets at the end of July). The 20 percent stake sold for $19 billion, versus the government's minimum bid level of $11.7 billion and analysts' expectations of $15 billion. The price per share paid is equivalent to $294, while the stock traded in the market at $113 1/2. The market was encouraged by the wide array of multinational telecommunications companies willing to bid aggressively for Brazilian assets.


MEXICO

Mexican stock prices fell 12.1 percent during the first half of the Fund's fiscal year, as a sharp drop in crude oil prices weakened the outlook for Mexican exports and prospects for narrowing the federal budget deficit. Also hurting sentiment was the ongoing debate in Mexico's Congress regarding the manner in which the bank bailout occurred following the peso crisis in 1994. While the near-term outlook remains uncertain, the Zedillo administration has been responding prudently to the series of external shocks with three separate budget cuts, which bodes well for the longer term. TCW expects economic growth to moderate from the 6.6 percent year-over-year pace in the first quarter to about 4.5 percent for the full year. This should ease pressure on the current account deficit while still providing for solid corporate earnings growth.


ARGENTINA

The Argentine equity market gained less than 1 percent during the period, as investors were initially concerned that the economy might be overheating. However, the market stabilized in June as the economy began to show signs of a soft landing. TCW anticipates economic growth to moderate to a more sustainable level of around 5.5 percent in 1998, from more than 8 percent last year.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS July 31, 1998, continued

CHILE

Chilean stock prices fell 3.0 percent in the first six months of the Fund's fiscal year. Lower copper prices and projections of a 1998 current account deficit of 6.5 percent of GDP resulted in capital outflows requiring heavy Central Bank intervention in the currency market. To reduce further outflows, the Central Bank permitted the peso to weaken, set a new foreign exchange band, implemented a series of fiscal cuts and reduced reserve requirements on foreign currency inflows from 30 percent to 10 percent. TCW remains concerned about the outlook for economic growth in light of these measures, but is encouraged by these proactive, free market-oriented actions.


COLOMBIA

Colombian equities fell 22.9 percent during the six months ended July 31, 1998. The Central Bank's policy of higher interest rates to keep inflation in check and to defend the peso hurt equity prices. Despite the market's poor showing, political changes caused the first half of the year to end on a decidedly more positive note. The conservative, opposition party candidate, Andres Pastrana, came from behind to upset the ruling liberal party candidate in the presidential run-off election. This boosted hopes that Colombia can put a definitive end to a term marked by presidential corruption scandals, rebel advances, poor relations with the U.S. and poor economic management. While the new administration will need to make painful budget cuts to address the ballooning fiscal deficit, investor confidence should gradually improve as witnessed by the sharp strengthening of the currency following the recent election.


PERU

Peruvian stock prices moved sideways during the first half of the Fund's fiscal year, hurt by the release of economic data showing that El Nino's economic impact had been more extensive and prolonged than expected. The Peruvian currency came under some pressure due to expectations that the current account deficit could exceed the government's estimate of 5.9 percent of GDP. On the political front, the unexpected resignation of the prime minister, together with the long-expected departure of the finance minister, caused concerns about the Fujimori administration's handling of several political issues to resurface.


VENEZUELA

As stated earlier, the Fund exited the Venezuelan equity market, which fell nearly 40 percent in dollar terms during the six months ended July 31, 1998. The impact of continued low oil prices, as well as the government's willingness and ability to continue the current exchange rate regime were at the forefront of

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS July 31, 1998, continued

investor concerns. The resignation of Finance Minister Rojas Parra and indications that Hugo Chavez is leading opinion polls for the December presidential elections have exacerbated these concerns. Many investors are worried that if elected, Mr. Chavez's administration would stall, if not reverse, foreign investment approvals, and that his populist rhetoric could become government policy.


LOOKING AHEAD

TCW is encouraged to see that, in general, Latin American policy makers have responded to the external shocks faced by the region with appropriate and timely monetary and fiscal adjustments. The Fund's managers continue to believe that valuation levels are compelling, while acknowledging that equity returns will continue to be more dependent upon external factors than domestic developments.

We appreciate your support of TCW/DW Latin American Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited)




 NUMBER OF
   SHARES                                                            VALUE
------------------------------------------------------------------------------
                    COMMON AND PREFERRED STOCKS (96.1%)
                    ARGENTINA (10.0%)
                    Banks
    152,339         Banco de Galicia y Buenos Aires
                    S.A. de C.V. (ADR) ........................   $  3,122,950
                                                                  ------------
                    Brewery
    132,400         Quilmes Industrial S.A. (ADR) .............      1,506,050
                                                                  ------------
                    Multi-Industry
    606,054         Perez Companc S.A. (Class B) ..............      3,516,872
                                                                  ------------
                    Oil & Gas
    140,479         Yacimentos Petroliferos Fiscales
                    S.A. (ADR) ................................      4,109,011
                                                                  ------------
                    Steel
  1,022,770         Siderca S.A. (Class A) ....................      1,954,468
                                                                  ------------
                    Telecommunications
     72,103         Telecom Argentina Stet - France
                    Telecom S.A. (Class B) ....................        491,988
     52,140         Telecom Argentina Stet - France
                    Telecom S.A. (ADR) ........................      1,850,970
    133,735         Telefonica de Argentina S.A.
                    (ADR) .....................................      4,839,535
                                                                  ------------
                                                                     7,182,493
                                                                  ------------
                    TOTAL ARGENTINA ...........................     21,391,844
                                                                  ------------
                    BRAZIL (40.0%)
                    Banking
 20,670,000         Banco do Estado de Sao Paulo
                    S.A.* .....................................      1,093,134
  2,160,156         Banco Itau S.A. (Pref.) ...................      1,430,321
                                                                  ------------
                                                                     2,523,455
                                                                  ------------
                    Beverages
  4,694,564         Companhia Cervejaria Brahma
                    (Pref.)* ..................................      3,370,850
                                                                  ------------
                    Building Materials
  3,469,000         Companhia Cimento Portland Itau
                    (Pref.) ...................................        611,527
                                                                  ------------
                    Electric
249,600,000         Companhia Paranaense de
                    Energia - Copel
                    (Class B) (Pref.) .........................      2,700,119


 NUMBER OF
   SHARES                                                            VALUE
------------------------------------------------------------------------------
  5,160,000         Light-Servicos de Eletricidade
                    S.A. ......................................   $  1,686,130
                                                                  ------------
                                                                     4,386,249
                                                                  ------------
                    Financial Services
  4,598,300         Itausa Investimentos Itau S.A.
                    (Pref.) ...................................      3,084,250
                                                                  ------------
                    Metals & Mining
    218,848         Companhia Vale do Rio Doce
                    (Class A) (Pref.) .........................      4,516,598
    266,358         Companhia Vale do Rio Doce S.A.
                    12/31/99 (Debentures)* ....................             --
                                                                  ------------
                                                                     4,516,598
                                                                  ------------
                    Multi-Industry
  3,026,600         Empresa Nacional de Comercio
                    Redito e Participacoes S.A.
                    (Pref.)* ..................................          7,027
                                                                  ------------
                    Oil & Gas
 24,028,000         Petroleo Brasileiro S.A. (Pref.) ..........      5,268,845
                                                                  ------------
                    Telecommunications
     63,300         Telecomunicacoes Brasileiras S.A.
                    (ADR) .....................................      7,663,256
229,083,140         Telecomunicacoes Brasileiras S.A.
                    (Pref.) ...................................     27,716,914
 49,422,000         Telecomunicacoes Brasileiras S.A.                4,377,389
 17,663,300         Telecomunicacoes de Sao Paulo
                    S.A. (Pref.)* .............................      4,374,587
  8,968,064         Telesp Celular S.A.* ......................        921,561
                                                                  ------------
                                                                    45,053,707
                                                                  ------------
                    Utilities - Electric
 30,804,030         Centrais Electricas Brasileiras
                    S.A. (Class B) (Pref.) ....................        979,827
 20,063,380         Centrais Electricas Brasileiras
                    S.A. ......................................        612,477
 20,063,380         Centrais Geradoras do Sul do
                    Brasil S.A.* ..............................         33,988
 30,804,030         Centrais Geradoras do Sul do
                    Brasil S.A. (Pref.)* ......................         54,302
    246,253         Companhia Energetica de Minas
                    Gerais S.A. (ADR) (Pref.) .................      8,357,211
      5,166         Companhia Energetica de Minas
                    Gerais S.A. (ADR) - 144A** ................        175,321
 99,089,880         Companhia Energetica de Minas
                    Gerais S.A. (Pref.) .......................      3,365,767
                                                                  ------------
                                                                    13,578,893
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited) continued




 NUMBER OF
   SHARES                                                       VALUE
------------------------------------------------------------------------------
                    Water
16,194,000          Companhia de Saneamento Basico
                    do Estado de Sao Paulo+ ..............   $ 2,229,478
                                                             -----------
                    TOTAL BRAZIL .........................    84,630,879
                                                             -----------
                    CHILE (3.5%)
                    Beverages
   83,240           Embotelladora Andina S.A.
                    (Series A) (ADR) .....................     1,612,775
   33,440           Embotelladora Andina S.A.
                    (Series B) (ADR) .....................       572,660
   54,300           Vina Concha Y Toro (ADR) .............     1,696,875
                                                             -----------
                                                               3,882,310
                                                             -----------
                    Pharmaceuticals
   85,150           Laboratorio Chile S.A. (ADR) .........     1,149,525
                                                             -----------
                    Telecommunications
   51,368           Compania de
                    Telecommunicaciones de Chile
                    S.A. (ADR) ...........................     1,133,306
                                                             -----------
                    Utilities - Electric
   49,500           Chilectra S.A. (ADR) - 144A** ........     1,194,188
                                                             -----------
                    TOTAL CHILE ..........................     7,359,329
                                                             -----------
                    COLOMBIA (3.3%)
                    Banking
  306,725           Banco de Bogota ......................     1,040,694
  126,470           Bancolombia S.A. (ADR) ...............     1,327,935
                                                             -----------
                                                               2,368,629
                                                             -----------
                    Beverages
  321,170           Bavaria S.A. .........................     1,863,044
                                                             -----------
                    Financial Services
  614,272           Suramericana de Inversiones S.A.......     1,344,630
  290,875           Valores Bavaria S.A.* ................       498,552
                                                             -----------
                                                               1,843,182
                                                             -----------
                    Food, Beverage, Tobacco, &
                    Household Products
  149,299           Compania Nacional de Chocolates
                    S.A. .................................       533,794
                                                             -----------
                    Retail
  193,527           Almacenes Exito S.A. .................       338,902
                                                             -----------
                    TOTAL COLOMBIA .......................     6,947,551
                                                             -----------


 NUMBER OF
   SHARES                                                       VALUE
------------------------------------------------------------------------------
                    MEXICO (37.7%)
                    Beverages
   56,900           Coca-Cola Femsa S.A. (ADR) ...........   $ 1,006,419
  140,840           Fomento Economico Mexicano
                    S.A. de C.V. (ADR)* ..................     4,366,040
  139,400           Panamerican Beverages, Inc.
                    (Class A) ............................     4,330,112
                                                             -----------
                                                               9,702,571
                                                             -----------
                    Brewery
  614,500           Grupo Modelo S.A. de C.V.
                    (Series C) ...........................     5,524,293
                                                             -----------
                    Building Materials
  778,600           Apasco S.A. de C.V. ..................     3,993,493
   39,599           Cemex S.A. de C.V. ...................       146,219
1,764,660           Cemex S.A. de C.V. (B Shares) ........     7,129,939
                                                             -----------
                                                              11,269,651
                                                             -----------

                    Conglomerates
  813,899           Grupo Carso S.A. de C.V.
                    (Series A1)* .........................     3,471,174
                                                             -----------
                    Food, Beverage, Tobacco, &
                    Household Products
2,126,200           Grupo Industrial Bimbo S.A. de
                    C.V. (Series A) ......................     4,343,080
                                                             -----------
                    Media Group
  250,500           Grupo Televisa S.A. de C.V.
                    (GDR)* ...............................     8,830,125
                                                             -----------
                    Multi-Industry
  291,420           DESC S.A. de C.V. (Series B) .........     1,740,016
                                                             -----------
                    Paper & Forest Products
2,246,000           Kimberly-Clark de Mexico S.A. de
                    C.V. (A Shares) ......................     6,553,984
                                                             -----------
                    Retail
5,418,918           Cifra S.A. de C.V. (Series C) ........     7,906,390
  961,417           Cifra S.A. de C.V. (Series V) ........     1,456,692
  815,200           Organizacion Soriana S.A. de C.V.
                    (Series B) ...........................     2,648,714
                                                             -----------
                                                              12,011,796
                                                             -----------
                    Steel & Iron
   84,544           Tubos de Acero de Mexico S.A.
                    de C.V. (ADR)* .......................       829,588
                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited) continued


 NUMBER OF
   SHARES                                            VALUE
------------------------------------------------------------------------------
               Telecommunications
  313,733      Telefonos de Mexico S.A. de C.V.
               (Series L) (ADR) ...............   $15,686,650
                                                  -----------
               TOTAL MEXICO ...................    79,962,928
                                                  -----------
               PERU (1.6%)
               Brewery
1,336,606      Union de Cervecerias Peruanas
               Backus & Johnston S.A.
               (T Shares) .....................       739,515
                                                  -----------
               Building Materials
  615,399      Cementos Lima, S.A. ............     1,240,046
                                                  -----------
               Metals & Mining
  228,930      Compania de Minas Buenaventura
               S.A. (B Shares) ................     1,317,442
                                                  -----------
               TOTAL PERU .....................     3,297,003
                                                  -----------


TOTAL COMMON AND PREFERRED STOCKS
(Identified Cost $168,292,458) (a).....       96.1%     203,589,534
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES .................        3.9        8,183,597
                                             -----      -----------
NET ASSETS ............................      100.0%    $211,773,131
                                             =====     ============

--------------------------------
ADR      American Depository Receipt.
GDR      Global Depository Receipt.
*        Non-income producing security.
**       Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $49,203,035 and the aggregate gross unrealized depreciation is $13,905,959, resulting in net unrealized appreciation of $35,297,076.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
SUMMARY OF INVESTMENTS July 31, 1998 (unaudited)


                                                                        PERCENT OF
INDUSTRY                                                     VALUE      NET ASSETS
------------------------------------------------------- --------------- ----------
Banking ...............................................  $  4,892,084        2.3%
Banks .................................................     3,122,950        1.5
Beverages .............................................    18,818,775        8.9
Brewery ...............................................     7,769,858        3.7
Building Materials ....................................    13,121,224        6.2
Conglomerates .........................................     3,471,174        1.6
Electric ..............................................     4,386,249        2.1
Financial Services ....................................     4,927,432        2.3
Food, Beverage, Tobacco, & Household Products .........     4,876,874        2.3
Media Group ...........................................     8,830,125        4.2
Metals & Mining .......................................     5,834,040        2.8
Multi-Industry ........................................     5,263,915        2.5
Oil & Gas .............................................     9,377,856        4.4
Paper & Forest Products ...............................     6,553,984        3.1
Pharmaceuticals .......................................     1,149,525        0.5
Retail ................................................    12,350,698        5.8
Steel .................................................     1,954,468        0.9
Steel & Iron ..........................................       829,588        0.4
Telecommunications ....................................    69,056,156       32.6
Utilities -- Electric .................................    14,773,081        7.0
Water .................................................     2,229,478        1.0
                                                         ------------       ----
                                                         $203,589,534       96.1%
                                                         ============       ====

                                            PERCENT OF
TYPE OF INVESTMENT              VALUE       NET ASSETS
-------------------------- --------------- -----------
Common Stocks ............  $137,751,389       65.0%
Preferred Stocks .........    65,838,145       31.1
                            ------------       ----
                            $203,589,534       96.1%
                            ============       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
July 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $168,292,458).............   $203,589,534
Cash .........................................      6,049,182
Receivable for:
  Investments sold ...........................      2,772,362
  Dividends ..................................         52,739
  Shares of beneficial interest sold .........         48,607
  Interest ...................................         28,116
Prepaid expenses and other assets ............        104,992
                                                 -------------
  TOTAL ASSETS ...............................    212,645,532
                                                 -------------
LIABILITIES:
Payable for:
  Shares of beneficial interest
     repurchased .............................        249,350
  Plan of distribution fee ...................        187,434
  Management fee .............................        140,623
  Investment advisory fee ....................         93,749
Accrued expenses and other payables ..........        201,245
                                                 -------------
  TOTAL LIABILITIES ..........................        872,401
                                                 -------------
  NET ASSETS  ................................   $211,773,131
                                                 =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................   $262,482,724
Net unrealized appreciation ..................     35,294,244
Accumulated net investment loss ..............       (197,032)
Accumulated net realized loss ................    (85,806,805)
                                                 -------------
  NET ASSETS .................................   $211,773,131
                                                 =============
CLASS A SHARES:
Net Assets ...................................   $     80,334
Shares Outstanding (unlimited authorized,
   $.01 par value) ...........................          6,942
     NET ASSET VALUE PER SHARE ...............   $      11.57
                                                 =============
     MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net
        asset value) .........................   $      12.21
                                                 =============
CLASS B SHARES:
Net Assets ...................................   $210,938,949
Shares Outstanding (unlimited authorized,
   $.01 par value) ...........................     18,378,590
  NET ASSET VALUE PER SHARE ..................   $      11.48
                                                 =============
CLASS C SHARES:
Net Assets ...................................   $    746,215
Shares Outstanding (unlimited authorized,
   $.01 par value) ...........................         64,997
  NET ASSET VALUE PER SHARE ..................   $      11.48
                                                 =============
CLASS D SHARES:
Net Assets ...................................   $      7,633
Shares Outstanding (unlimited authorized,
   $.01 par value) ...........................            658
  NET ASSET VALUE PER SHARE ..................   $      11.60
                                                 =============


NET INVESTMENT INCOME:
INCOME
Dividends (net of $246,910 foreign
   withholding tax) ...............................   $  4,064,823
Interest ..........................................        136,169
                                                      ------------
  TOTAL INCOME ....................................      4,200,992
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........            119
Plan of distribution fee (Class B shares) .........      1,262,774
Plan of distribution fee (Class C shares) .........          4,047
Management fee ....................................        950,547
Investment advisory fee ...........................        633,698
Custodian fees ....................................        312,444
Transfer agent fees and expenses ..................        307,942
Foreign exchange provisional tax ..................         58,301
Shareholder reports and notices ...................         40,622
Registration fees .................................         39,957
Professional fees .................................         30,751
Trustees' fees and expenses .......................         13,143
Other .............................................         10,423
                                                      ------------
  TOTAL EXPENSES ..................................      3,664,768
                                                      ------------
  NET INVESTMENT INCOME ...........................        536,224
                                                      ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS):
Net realized gain (loss) on:
  Investments .....................................     13,733,818
  Foreign exchange transactions ...................     (2,147,226)
                                                      ------------
  NET GAIN ........................................     11,586,592
                                                      ------------
Net change in unrealized
   appreciation/depreciation on:
  Investments .....................................    (23,533,878)
     Translation of forward foreign
        currency contracts, other assets and
        liabilities denominated in foreign
        currencies ................................      1,391,026
                                                      ------------
  NET DEPRECIATION ................................    (22,142,852)
                                                      ------------
  NET LOSS ........................................    (10,556,260)
                                                      ------------
NET DECREASE ......................................   $(10,020,036)
                                                      ============

STATEMENT OF OPERATIONS
For the six months ended July 31, 1998 (unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JULY 31, 1998   JANUARY 31, 1998*
                                                       --------------- ------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........................  $     536,224    $  (2,058,685)
Net realized gain ....................................     11,586,592       25,945,579
Net change in unrealized depreciation ................    (22,142,852)      (8,606,911)
                                                        -------------    -------------
  NET INCREASE (DECREASE) ............................    (10,020,036)      15,279,983
                                                        -------------    -------------
Net decrease from transactions in shares of beneficial
  interest ...........................................    (51,827,000)     (12,503,040)
                                                        -------------    -------------
  NET INCREASE (DECREASE) ............................    (61,847,036)       2,776,943
NET ASSETS:
Beginning of period ..................................    273,620,167      270,843,224
                                                        -------------    -------------
  END OF PERIOD
   (Including accumulated net investment losses of
   $197,032 and $733,256, respectively)...............  $ 211,773,131    $ 273,620,167
                                                        =============    =============

---------------------
*     Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day:
0.75% to the portion of daily net assets not exceeding $500 million and 0.72% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million and 0.48% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.


4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The
Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,675,067 at July 31, 1998.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2, $581,761 and $962, respectively and received $1,120 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1998 aggregated $20,757,954 and $74,691,430, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At July 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $16,000.


6. FEDERAL INCOME TAX STATUS

At January 31, 1998, the Fund had a net capital loss carryover of approximately $93,089,000 of which $73,250,000 will be available through January 31, 2004 and $19,839,000 will be available through
January 31, 2005 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $2,102,000 during fiscal 1998.

As of January 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open forward foreign currency contracts and post-October losses.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                          FOR THE SIX                          FOR THE YEAR
                                                          MONTHS ENDED                            ENDED
                                                         JULY 31, 1998                      JANUARY 31, 1998*
                                               ----------------------------------   ----------------------------------
                                                          (unaudited)
                                                    SHARES            AMOUNT             SHARES            AMOUNT
                                               ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold .......................................           2,384      $      30,155            10,002      $     142,946
Redeemed ...................................          (4,500)           (54,782)             (944)           (11,957)
                                                      ------      -------------            ------      -------------
Net increase (decrease) -- Class A .........          (2,116)           (24,627)            9,058            130,989
                                                      ------      -------------            ------      -------------
CLASS B SHARES
Sold .......................................       1,392,204         17,216,492         5,890,546         80,346,802
Redeemed ...................................      (5,565,159)       (69,010,739)       (6,955,022)       (93,949,547)
                                                  ----------      -------------        ----------      -------------
Net decrease -- Class B ....................      (4,172,955)       (51,794,247)       (1,064,476)       (13,602,745)
                                                  ----------      -------------        ----------      -------------
CLASS C SHARES
Sold .......................................          12,953            162,218            72,243          1,050,903
Redeemed ...................................         (13,413)          (170,344)           (6,786)           (92,205)
                                                  ----------      -------------        ----------      -------------
Net increase (decrease) -- Class C .........            (460)            (8,126)           65,457            958,698
                                                  ----------      -------------        ----------      -------------
CLASS D SHARES
Sold .......................................              --                 --               658             10,018
                                                  ----------      -------------        ----------      -------------
Net decrease in Fund .......................      (4,175,531)     $ (51,827,000)         (989,303)     $ (12,503,040)
                                                  ==========      =============        ==========      =============

---------------
* For Class A, C, and D shares, for the period July 28, 1997, (issue date) through January 31, 1998.


8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 1998, there were no outstanding forward contracts.

At July 31, 1998, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                  JULY 31, 1998++
                                                ------------------
                                                    (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........        $   12.09
                                                       ----------
Net investment income (loss) ..................             0.03
Net realized and unrealized gain (loss) .......            (0.64)
                                                       ----------
Total from investment operations ..............            (0.61)
Less distributions from net realized gain .....               --
                                                       ----------
Net asset value, end of period ................        $   11.48
                                                       ==========
TOTAL INVESTMENT RETURN+ ......................            (5.05)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................             2.89 %(2)
Net investment income (loss) ..................             0.42 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......         $210,939
Portfolio turnover rate .......................                8 %(1)



                                                                        FOR THE YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------------------------------
                                                    1998*++           1997            1996            1995            1994
                                                --------------- --------------- --------------- --------------- ---------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........       $   11.47       $    9.48       $    9.35      $   16.05        $    9.56
                                                      ---------       ---------       ---------      ----------       ----------
Net investment income (loss) ..................           (0.09)          (0.04)          (0.06)         (0.17)           (0.04)
Net realized and unrealized gain (loss) .......            0.71            2.03            0.19          (6.21)            6.68
                                                      ---------       ---------       ---------      ----------       ----------
Total from investment operations ..............            0.62            1.99            0.13          (6.38)            6.64
Less distributions from net realized gain .....              --              --              --          (0.32)           (0.15)
                                                      ---------       ---------       ---------      ----------       ----------
Net asset value, end of period ................       $   12.09       $   11.47       $    9.48      $    9.35        $   16.05
                                                      =========       =========       =========      ==========       ==========
TOTAL INVESTMENT RETURN+ ......................            5.41 %         20.99 %          1.39 %       (40.12)%          69.49 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................            2.81 %          2.78 %          2.98 %         2.87 %           2.89 %
Net investment income (loss) ..................           (0.64)%         (0.29)%         (0.61)%        (1.46)%          (0.90)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......        $272,710        $270,843        $261,066       $294,774         $325,956
Portfolio turnover rate .......................              30 %            29 %            64 %          145 %            111 %

-------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE SIX         JULY 28, 1997*
                                                       MONTHS ENDED           THROUGH
                                                     JULY 31, 1998++     JANUARY 31, 1998++
                                                    -----------------   -------------------
                                                       (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............         $12.14               $15.22
                                                          ------               -------
Net investment income (loss) ....................           0.08                (0.07)
Net realized and unrealized loss ................         (0.65)                (3.01)
                                                          ------               -------
Total from investment operations ................         (0.57)                (3.08)
                                                          ------               -------
Net asset value, end of period ..................         $11.57               $12.14
                                                          ======               =======
TOTAL INVESTMENT RETURN+ ........................          (4.70)%(1)          (20.24)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           2.12 %(2)            2.15 %(2)
Net investment income (loss) ....................           1.24 %(2)           (1.04)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $   80               $  110
Portfolio turnover rate .........................              8 %(1)              30 %
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............         $12.10               $15.22
                                                          ------               -------
Net investment income (loss) ....................           0.03                (0.12)
Net realized and unrealized loss ................          (0.65)               (3.00)
                                                          ------               -------
Total from investment operations ................          (0.62)               (3.12)
                                                          ------               -------
Net asset value, end of period ..................         $11.48               $12.10
                                                          ======               =======
TOTAL INVESTMENT RETURN+ ........................          (5.12)%(1)          (20.50)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           2.90 %(2)            2.91 %(2)
Net investment income (loss) ....................           0.47 %(2)           (1.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $  746               $  792
Portfolio turnover rate .........................              8 %(1)              30 %

--------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE SIX         JULY 28, 1997*
                                                       MONTHS ENDED           THROUGH
                                                     JULY 31, 1998++     JANUARY 31, 1998++
                                                    -----------------   -------------------
                                                       (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............         $12.16               $15.22
                                                          ------               -------
Net investment income (loss) ....................           0.09                (0.04)
Net realized and unrealized loss ................          (0.65)               (3.02)
                                                          ------               -------
Total from investment operations ................          (0.56)               (3.06)
                                                          ------               -------
Net asset value, end of period ..................         $11.60               $12.16
                                                          ======               =======
TOTAL INVESTMENT RETURN+ ........................          (4.61)%(1)          (20.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.90 %(2)            1.86 %(2)
Net investment income (loss) ....................           1.49 %(2)           (0.52)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $   8               $    8
Portfolio turnover rate .........................              8 %(1)              30 %

--------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Michael P. Reilly
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Morgan Stanley Dean Witter Services Company Inc.


ADVISER

TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

TCW/DW

LATIN AMERICAN
GROWTH FUND



[GRAPHIC OMITTED]




SEMIANNUAL REPORT
JULY 31, 1998